Business Combinations - Business Combinations Completed During the Year Ended June 30, 2018 (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Nov. 22, 2018	May 01, 2018	Mar. 15, 2018	Mar. 14, 2018	Dec. 04, 2017	Nov. 14, 2017	Sep. 29, 2017
Total consideration
Cash paid	$ 11,220,000	$ 138,719,000
Common shares issued	3,036,810,000	707,122,000
Share purchase warrants issued	19,565,000	136,000
Contingent consideration	24,778,000	1,119,000
Loan settlement	6,043,000	3,017,000
Consideration transferred	3,181,453,000	850,113,000
Net identifiable assets acquired (liabilities assumed)
Cash	131,476,000	39,929,000
Net accounts receivables acquired	18,237,000	2,768,000
Short-term investments		511,000
Biological assets	8,888,000	2,535,000
Inventories	38,689,000	13,018,000
Prepaid expenses and deposits	6,822,000	456,000
Investments in associates		212,000
Property, plant and equipment	167,051,000	48,341,000	$ 12,712,000
Intangible assets			149,745,000
Deferred tax asset	81,000	11,696,000
Identifiable assets acquired	876,088,000	265,646,000
Accounts payable and accruals	(22,228,000)	(26,120,000)
Income taxes payable	(7,000)	(46,000)
Deferred revenue	(71,000)	(86,000)
Loans and borrowings	(6,301,000)	(11,825,000)
Deferred tax liability	(78,551,000)	(44,450,000)	(2,617,000)
Net identifiable assets acquired	764,513,000	183,119,000
Purchase price allocation
Net identifiable assets acquired	764,513,000	183,119,000
Fair value of previously held equity interest		(26,567,000)
Non-controlling interest		(28,316,000)
Goodwill	2,416,940,000	721,877,000	$ 95,496,000
Consideration transferred	3,181,453,000	850,113,000
Net cash outflows
Cash paid	11,220,000	138,719,000
Cash acquired	(131,476,000)	(39,929,000)
Cash acquired, net of cash consideration paid	120,256,000	98,790,000
Acquisition costs expensed
Acquisition costs	15,524,000	7,401,000
Net accounts receivables acquired
Gross contractual receivables acquired	20,616,000	2,910,000
Expected uncollectible receivables	(2,379,000)	(142,000)
Net accounts receivables acquired	18,237,000	2,768,000
Goodwill arising from acquisitions expected to be deductible for tax purposes	0	0
Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets	69,400,000	7,305,000
Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets	265,002,000	65,800,000
Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets	78,200,000	70,854,000
Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets	$ 130,000	2,221,000
BCNL UCI
Total consideration
Cash paid									$ 3,294,000
Common shares issued									248,000
Share purchase warrants issued									136,000
Contingent consideration									1,119,000
Loan settlement									716,000
Consideration transferred									5,513,000
Net identifiable assets acquired (liabilities assumed)
Cash									138,000
Net accounts receivables acquired									394,000
Short-term investments									0
Biological assets									0
Inventories									874,000
Prepaid expenses and deposits									55,000
Investments in associates									0
Property, plant and equipment									149,000
Deferred tax asset									0
Identifiable assets acquired									2,890,000
Accounts payable and accruals									(818,000)
Income taxes payable									(26,000)
Deferred revenue									(86,000)
Loans and borrowings									0
Deferred tax liability									(335,000)
Net identifiable assets acquired									1,625,000
Purchase price allocation
Net identifiable assets acquired									1,625,000
Fair value of previously held equity interest									0
Non-controlling interest									0
Goodwill									3,888,000
Consideration transferred									$ 5,513,000
Percentage Of Voting Equity Interests As Of Acquisition Date									0.00%
Net cash outflows
Cash paid									$ 3,294,000
Cash acquired									(138,000)
Cash acquired, net of cash consideration paid									3,156,000
Acquisition costs expensed
Acquisition costs		65,000
Net accounts receivables acquired
Gross contractual receivables acquired									504,000
Expected uncollectible receivables									(110,000)
Net accounts receivables acquired									394,000
BCNL UCI | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets									105,000
BCNL UCI | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets									0
BCNL UCI | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets									654,000
BCNL UCI | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets									$ 521,000
Hempco
Total consideration
Cash paid								$ 946,000
Common shares issued								0
Share purchase warrants issued								0
Contingent consideration								0
Loan settlement								2,301,000
Consideration transferred								3,247,000
Net identifiable assets acquired (liabilities assumed)
Cash								908,000
Net accounts receivables acquired								1,388,000
Short-term investments								511,000
Biological assets								0
Inventories								1,875,000
Prepaid expenses and deposits								178,000
Investments in associates								0
Property, plant and equipment								2,876,000
Deferred tax asset								0
Identifiable assets acquired								7,736,000
Accounts payable and accruals								(968,000)
Income taxes payable								0
Deferred revenue								0
Loans and borrowings								0
Deferred tax liability								0
Net identifiable assets acquired								6,768,000
Purchase price allocation
Net identifiable assets acquired								6,768,000
Fair value of previously held equity interest								0
Non-controlling interest								(5,935,000)
Goodwill								2,414,000
Consideration transferred								$ 3,247,000
Percentage Of Voting Equity Interests As Of Acquisition Date								48.60%
Net cash outflows
Cash paid								$ 946,000
Cash acquired								(908,000)
Cash acquired, net of cash consideration paid								38,000
Acquisition costs expensed
Acquisition costs		71,000
Net accounts receivables acquired
Gross contractual receivables acquired								1,420,000
Expected uncollectible receivables								(32,000)
Net accounts receivables acquired								1,388,000
Hempco | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets								0
Hempco | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets								0
Hempco | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets								0
Hempco | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets								$ 0
Larssen
Total consideration
Cash paid							$ 3,500,000
Common shares issued							0
Share purchase warrants issued							0
Contingent consideration							0
Loan settlement							0
Consideration transferred							3,500,000
Net identifiable assets acquired (liabilities assumed)
Cash							0
Net accounts receivables acquired							0
Short-term investments							0
Biological assets							0
Inventories							0
Prepaid expenses and deposits							0
Investments in associates							0
Property, plant and equipment							0
Deferred tax asset							0
Identifiable assets acquired							0
Accounts payable and accruals							0
Income taxes payable							0
Deferred revenue							0
Loans and borrowings							0
Deferred tax liability							0
Net identifiable assets acquired							0
Purchase price allocation
Net identifiable assets acquired							0
Fair value of previously held equity interest							0
Non-controlling interest							0
Goodwill							3,500,000
Consideration transferred							$ 3,500,000
Percentage Of Voting Equity Interests As Of Acquisition Date							0.00%
Net cash outflows
Cash paid							$ 3,500,000
Cash acquired							0
Cash acquired, net of cash consideration paid							3,500,000
Acquisition costs expensed
Acquisition costs		30,000
Net accounts receivables acquired
Gross contractual receivables acquired							0
Expected uncollectible receivables							0
Net accounts receivables acquired
Larssen | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets							0
Larssen | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets							0
Larssen | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets							0
Larssen | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets							$ 0
CanniMed
Total consideration
Cash paid				$ 14,300,000	$ 130,979,000
Common shares issued				91,900,000	706,874,000
Share purchase warrants issued					0
Contingent consideration					0
Loan settlement					0
Consideration transferred				106,200,000	837,853,000
Net identifiable assets acquired (liabilities assumed)
Cash					38,883,000
Net accounts receivables acquired					986,000
Short-term investments					0
Biological assets					2,535,000
Inventories					10,269,000
Prepaid expenses and deposits					223,000
Investments in associates					212,000
Property, plant and equipment					45,316,000
Intangible assets					144,900,000
Deferred tax asset					11,696,000
Identifiable assets acquired					255,020,000
Accounts payable and accruals					(24,334,000)
Income taxes payable					(20,000)
Deferred revenue					0
Loans and borrowings					(11,825,000)
Deferred tax liability					(44,115,000)
Net identifiable assets acquired					174,726,000
Purchase price allocation
Net identifiable assets acquired					174,726,000
Fair value of previously held equity interest					(26,567,000)	$ (26,500,000)
Non-controlling interest					(22,381,000)
Goodwill					712,075,000
Consideration transferred				106,200,000	$ 837,853,000
Percentage Of Voting Equity Interests As Of Acquisition Date					12.80%
Net cash outflows
Cash paid				$ 14,300,000	$ 130,979,000
Cash acquired					(38,883,000)
Cash acquired, net of cash consideration paid					92,096,000
Acquisition costs expensed
Acquisition costs		$ 7,235,000
Net accounts receivables acquired
Gross contractual receivables acquired					986,000
Expected uncollectible receivables					0
Net accounts receivables acquired					986,000
CanniMed | Customer relationships
Net identifiable assets acquired (liabilities assumed)
Intangible assets					7,200,000
CanniMed | Permits and licenses
Net identifiable assets acquired (liabilities assumed)
Intangible assets					65,800,000
CanniMed | Brand and trademarks
Net identifiable assets acquired (liabilities assumed)
Intangible assets					70,200,000
CanniMed | Patents
Net identifiable assets acquired (liabilities assumed)
Intangible assets					$ 1,700,000